Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Earnings per Share [Line Items]
Issued shares	218,833,144		80,745,711		80,745,711
Number of common shares outstanding	217,582,152	356,635,765	71,327,153	365,682,240
Parent Company [Member]
Earnings per Share [Line Items]
Issued shares	403,728,555		403,728,555		403,728,555
Treasury shares	(47,092,790)		(38,046,315)		(44,379,415)
Acquisition of treasury shares	(1,494,032)		(9,046,475)
Disposal of treasury shares	3,134,003				6,333,100
Spin-off	(140,693,584)
Number of common shares outstanding	217,582,152		356,635,765		365,682,240
Weighted average shares issued	403,728,555		403,728,555		403,728,555
Weighted average treasury shares	(47,092,790)		(38,046,315)		(44,379,415)
Acquisition of weighted average treasury shares	(1,383,241)		(1,705,085)
Disposal of weighted average treasury shares	1,022,242				971,655
Spin-off of weighted average treasury shares	(23,513,174)
Number of weighted average shares outstanding	332,761,592		363,977,155		360,320,795